SHAREHOLDERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 29, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stockholders Equity Note [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 338,642
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		2 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	706,629
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 176.72
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	160,576
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	157,119
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		$ 220,381	$ 126,599	$ 82,992
Number of repurchased outstanding ordinary shares		3,593,721	1,348,865	2,772,811
Payments for Repurchase of Common Stock		$ 466,302	$ 127,017	$ 231,873
Share-based Payment Arrangement, Option
Stockholders Equity Note [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 116.94
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		74,814
Share-based Payment Arrangement, Option | Employee Shares Incentive Plan (the Plan") [Member]"
Stockholders Equity Note [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		4,330
Authorized in 2022 [Member]
Stockholders Equity Note [Line Items]
Stock Repurchase Program, Authorized Amount				$ 300,000
Authorized in 2023 [Member]
Stockholders Equity Note [Line Items]
Stock Repurchase Program, Authorized Amount			500,000
Share Repurchase Program, Increase in Authorized, Amount [Line Items]		$ 25,000
StockRepurchaseProgramInitialCourtApprovedAmount [Line Items]			$ 300,000
Authorized in 2024 [Member]
Stockholders Equity Note [Line Items]
Stock Repurchase Program, Authorized Amount		200,000
Share Repurchase Program, Remaining Authorized, Amount		$ 200,000